Income Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2018
INCOME TAX AND DEFERRED TAXES
Income Taxes

20.  INCOME TAX AND DEFERRED TAXES.

a)    Income taxes

The following table presents the components of the income tax expense / (benefit) for the years ended December 31, 2018, 2017 and 2016:

	For the years ended December 31,
	2018	2017	2016
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(47,354,780)	(162,820,181)	(162,033,295)
Adjustments to current tax from the previous period	(6,304,285)	(1,127,646)	(710,740)
Other current tax benefit / (expense)	(61,507,252)	15,934,106	21,380,071
Current tax expense, net	(115,166,317)	(148,013,721)	(141,363,964)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(43,134,500)	4,671,420	29,960,782
Adjustments to deferred taxes from the previous period	4,818,298	—	—
Total deferred tax benefit / (expense)	(38,316,202)	4,671,420	29,960,782
Income tax expense	(153,482,519)	(143,342,301)	(111,403,182)

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recorded in the accompany Consolidated Statement of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016:

		12-31-2018		12-31-2017		12-31-2016
Reconciliation of Tax Expense	Rate	ThCh$	Rate	ThCh$	Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		566,330,276		666,760,212		676,674,298
Total tax income (expense) using statutory rate	(27.00%)	(152,909,175)	(25.50%)	(170,023,854)	(24.00%)	(162,401,830)
Tax effect of rates applied in other countries	—	—	0.05%	328,968
Tax effect of non-taxable operations	0.31%	1,746,052	5.67%	37,774,743	6.53%	44,163,296
Tax effect of non-tax-deductible expenses	(2.26%)	(12,786,965)	(3.11%)	(20,737,858)	(2.13%)	(14,392,926)
Tax effect of adjustments to taxes in previous periods	(1.11%)	(6,304,285)	(0.17%)	(1,127,646)	(0.11%)	(710,740)
Adjustments for prior periods deferred taxes	0.85%	4,818,298	—	—	—	—
Price level restatement for tax purposes (investments and equity)	2.11%	11,953,556	1.57%	10,443,346	3.24%	21,939,018
Total adjustments to tax expense using statutory rate	(0.10)%	(573,344)	4.00%	26,681,553	7.53%	50,998,648
Income tax benefit (expense)	(27.10%)	(153,482,519)	(21.50%)	(143,342,301)	(16.47%)	(111,403,182)

b)    Deferred taxes

The origination and changes in deferred tax assets and liabilities as of December 31, 2018 and 2017, are as follows:

	December 31, 2018		December 31, 2017
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	9,636,857	(359,613,258)	162,315	(263,847,598)
Post-employment benefit obligations	6,131,110	(421,462)	6,336,920	(364,925)
Tax loss carryforwards	36,921,157	—	9,536,102	—
Provisions	55,080,385	—	39,890,472	—
Dismantling Provision	23,627,264	—	17,411,395	—
Provision for Civil Contingencies	4,108,710	—	3,762,772	—
Provision Contingencies Workers	430,900	—	5,989	—
Provision for doubtful trade accounts	13,253,612	—	11,976,401	—
Provision of Human Resources accounts	7,432,939	—	6,497,206	—
Other Provisions	6,226,960	—	236,709	—
Other Deferred Taxes	14,277,897	(20,921,510)	49,635,500	(10,734,675)
Capitalization of financial expenses	—	(11,202,063)	—	(4,780,923)
Recoverable taxes	—	—	10,491,314	—
Investments accounted for using the equity method - Hidroaysen	—	—	30,938,736	—
Argentina Hyperinflationary Effect	—	(425,687)	—	—
Other Deferred Taxes	14,277,897	(9,293,760)	8,205,450	(5,953,752)
Deferred Tax Assets/Liabilities before compensation	122,047,406	(380,956,230)	105,561,309	(274,947,198)
Compensation of Assets (Liabilities) for deferred taxes	(102,876,176)	102,876,176	(102,723,517)	102,723,517
Deferred Tax Assets (Liabilities) after compensation	19,171,230	(278,080,054)	2,837,792	(172,223,681)

				Changes 2018
	Opening balance January 1, 2018	Effects first application IFRS 9 and IAS 29	Net balance restated as of January 1, 2018	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation	Other increases (decreases)	Closing balance December 31, 2018
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(263,685,283)	—	(263,685,283)	(3,851,978)	—	(74,336,810)	(10,342,994)	2,240,664	(349,976,401)
Post-employment benefit obligations	5,971,995	—	5,971,995	(250,223)	(10,228)	—	—	(1,896)	5,709,648
Tax loss carryforwards	9,536,102	—	9,536,102	(3,278,563)		32,058,724	2,831,404	(4,226,510)	36,921,157
Provisions	39,890,472	1,261,836	41,152,308	4,032,271	—	5,183,782	973,961	3,738,063	55,080,385
Dismantling Provision	17,411,395	—	17,411,395	4,442,928	—	1,707,519	59,520	5,902	23,627,264
Provision for Civil Contingencies	3,762,772	—	3,762,772	306,893	—	—	39,045	—	4,108,710
Provision Contingencies Workers	5,989	—	5,989	333,704	—	8,016	83,191	—	430,900
Provision for doubtful trade accounts	11,976,401	1,261,836	13,238,237	13,646	—	3,434	989	(2,694)	13,253,612
Provision of Human Resources accounts	6,497,206	—	6,497,206	178,162	—	70,795	686,776	—	7,432,939
Other Provisions	236,709		236,709	(1,243,062)	—	3,394,018	104,440	3,734,855	6,226,960
Other Deferred Taxes	38,900,825	(213,442)	38,687,383	(34,967,709)	111	—	—	(10,363,398)	(6,643,613)
Capitalization of financial expenses	(4,780,923)	—	(4,780,923)	(6,421,139)	—	—	—	—	(11,202,062)
Recoverable taxes	10,491,314	—	10,491,314	—	—	—	—	(10,491,314)	—
Investments accounted for using the equity method - Hidroaysen	30,938,736	—	30,938,736	(30,938,736)	—	—	—	—	—
Argentina Hyperinflation Effect	—	(213,442)	(213,442)	(212,245)	—	—	—	—	(425,687)
Other Deferred Taxes	2,251,698	—	2,251,698	2,604,411	111	—	—	127,916	4,984,136
Deferred Tax Assets (Liabilities)	(169,385,889)	1,048,394	(168,337,495)	(38,316,202)	(10,117)	(37,094,304)	(6,537,629)	(8,613,077)	(258,908,824)

		Changes 2017
	Opening balance January 1, 2017	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation	Other increases (decreases)	Closing balance December 31, 2017
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(240,908,311)	(22,836,691)	—	—	61,222	(1,503)	(263,685,283)
Post-employment benefit obligations	6,215,828	976,808	(463,556)	—	—	(757,085)	5,971,995
Tax loss carryforwards	11,911,396	(2,375,294)	—	—	—	—	9,536,102
Provisions	36,443,610	2,940,867	—	—	—	505,995	39,890,472
Dismantling Provision	15,605,650	1,805,745	—	—	—	—	17,411,395
Provision for Civil Contingencies	1,433,216	2,329,556	—	—	—	—	3,762,772
Provision Contingencies Workers	—	5,989	—	—	—	—	5,989
Provision for doubtful trade accounts	10,812,893	1,163,508	—	—	—	—	11,976,401
Provision of Human Resources accounts	6,675,436	(81,698)	—	—	—	(96,532)	6,497,206
Other Provisions	1,916,415	(2,282,233)	—	—	—	602,527	236,709
Other Deferred Taxes	8,769,200	25,965,730	(497)	—	(28,356)	4,194,748	38,900,825
Capitalization of financial expenses	(5,101,367)	320,444	—	—	—	—	(4,780,923)
Recoverable taxes	10,295,696	—	—	—	—	195,618	10,491,314
Investments accounted for using the equity method - Hidroaysen	—	30,938,736	—	—	—	—	30,938,736
Other Deferred Taxes	3,574,871	(5,293,450)	(497)	—	(28,356)	3,999,130	2,251,698
Deferred Tax Assets (Liabilities)	(177,568,277)	4,671,420	(464,053)	—	32,866	3,942,155	(169,385,889)

Recovery of deferred tax assets will depend on whether sufficient tax profits will be obtained in the future. The Group believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

c) As of December 31, 2018 and 2017, the Group has not recognized deferred tax assets related to tax losses in the amount of ThCh $ 3,930,370 (ThCh $ 0 as of December 31, 2017) (See Note 3.p).

The Group has not recognized deferred tax liabilities for taxable temporary differences associated with investments in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. As of December 31, 2018 and 2017, the aggregate of taxable temporary differences associated with investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized totaled ThCh$896,532,229 and ThCh$1,143,608,396, respectively. Additionally, the Group has not recognized deferred tax asset for deductible temporary differences which as of December 31, 2018 and 2017, totaled ThCh$744,768,294 and ThCh$257,883,751, respectively, as it is not probable that sufficient future taxable profits exist to recover such temporary differences.

The Group entities are potentially subject to income tax audits by the Chilean tax regulator and are limited to three tax years after which tax audits over those years can no longer be performed. Tax audits by nature are often complex and can require several years to complete. The tax years potentially subject to examination are 2016 through 2018.

Enel Chile was incorporated on March 1, 2016, therefore, the tax years potentially subject to audit are the years 2016 to 2018.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by Chilean tax authority for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, management estimates that the liabilities, if any, that may arise from such tax audits, would not significantly impact the Group’s future results.

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2018 and 2017, are as follows:

	For the years ended December 31,
	2018			2017			2016
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(411)	111	(300)	1,840	(497)	1,343	(6,740)	1,820	(4,920)
Cash flow hedge	(221,906,855)	60,650,786	(161,256,069)	97,558,961	(25,701,599)	71,857,362	89,068,357	(21,116,232)	67,952,125
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		—	—	(1,490)	—	(1,490)	(11,691,509)	—	(11,691,075)
Foreign currency translation	107,492,316	—	107,492,316	(3,686,549)	—	(3,686,549)	(3,532,410)	—	(3,532,844)
Actuarial gains(losses) on defined-benefit pension plans	37,881	(10,228)	27,653	1,716,875	(463,556)	1,253,319	(6,618,514)	1,786,999	(4,831,515)
Income tax related to components of other comprehensive income	(114,377,069)	60,640,669	(53,736,400)	95,589,637	(26,165,652)	69,423,985	67,219,184	(19,327,413)	47,891,771

The following table is a reconciliation of the movement of deferred taxes between the balance sheet and income taxes in other comprehensive income as of December 31, 2018 and 2017.

	For the years ended December 31,
	2018	2017	2016
Reconciliation of changes in deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	(10,117)	(464,053)	1,788,821
Income tax of changes in cash flow hedge transactions	60,650,786	(25,701,599)	(21,116,234)
Total income tax relating to components of other comprehensive income	60,640,669	(26,165,652)	(19,327,413)

a)

In Chile, Law No. 20,780 was published in the Official Gazette on September 29, 2014. It changes the income tax system and other taxes, by replacing the current tax system in 2017 with two alternative tax systems: the attributed income system and partially integrated system.

This law gradually increases the rate of income tax on corporate income. Thus, it increased to 21% in 2014, to 22.5% in 2015 and to 24% in 2016. From 2017 taxpayers choosing the attributed income system are subject to a rate of 25%, while companies choosing the partially integrated system are subject to a rate of 25.5% in 2017 and 27% in 2018.

The law also states that corporations will automatically be subject to the partially integrated system unless a future Extraordinary Shareholders’ Meeting agrees to select the attributed income system.

Law No. 20,899 was published on February 8, 2016, simplifying the income tax system. This law among its main modifications imposed a partially integrated system as mandatory for corporations, cancelling the previously available attributed income system option.